Financial Instruments and Risk Management (Market risk - Terms of Derivative Financial Instruments Used to Economically Hedge Foreign Currency Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Put options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ 2
Stated amount	$ 47	$ 57
Average exchange rate	1.1	1.2
Put options [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 12
Average exchange rate	1.2	1.4
Put options [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (11)	$ 14
Stated amount	$ 240	$ 660
Average exchange rate	3.4	3.2
Put options [Member] | US Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 3	$ 4
Average exchange rate	130.4	109.7
Call options [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)	$ 0
Stated amount	$ 47	$ 57
Average exchange rate	1.1	1.2
Call options [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 12	$ 12
Average exchange rate	1.2	1.4
Call options [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 1	$ (2)
Stated amount	$ 240	$ 660
Average exchange rate	3.4	3.2
Call options [Member] | US Dollar/Japanese Yen [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 3	$ 4
Average exchange rate	130.4	109.7
Swap contract [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 23	$ 119
Stated amount	$ 462	$ 579
Average exchange rate	3.4	3.7
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ (7)
Stated amount		150
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 23	119
Stated amount	462	579
Forward contracts [Member] | Euro/U.S Dollar [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	(4)	4
Stated amount	$ 146	$ 240
Average exchange rate	1.1	1.2
Forward contracts [Member] | Euro/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0
Stated amount	$ (17)
Average exchange rate	1.2
Forward contracts [Member] | US Dollar/British Pound [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 0	$ 0
Stated amount	$ 11	$ 16
Average exchange rate	1.2	1.4
Forward contracts [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (12)	$ 3
Stated amount	$ 746	$ 515
Average exchange rate	3.4	3.2
Forward contracts [Member] | US Dollar/Chinese Yuan Renminbi [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount		$ 1
Stated amount		$ 46
Average exchange rate		6.5
Forward contracts [Member] | US Dollar/Brazilian Real risk [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ 2	$ (1)
Stated amount	$ 111	$ 37
Average exchange rate	5.2	5.4
Forward contracts [Member] | Other [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (1)	$ 0
Stated amount	$ 35	$ 23
Average exchange rate	0	0
Forward Transactions Hedge Accounting [Member] | US Dollar/Israeli Shekel [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount	$ (14)
Stated amount	$ 360
Average exchange rate	3.4